Summary of changes in lease liabilities (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
DisclosureLeaseliabilitiesLineItems [Line Items]
Beginning balance	$ 23,043	$ 21,650
Remeasurement of new contracts	1,510	801
Cash outflow for leases	(2,681)		$ (2,899)
Interest expense on lease liabilities	643	600
Foreign exchange gains and losses	(1,329)	(682)
Cumulative translation adjustment	1,377	724
Transfers	(36)	(14)
Ending balance	22,527	20,180
BRAZIL
DisclosureLeaseliabilitiesLineItems [Line Items]
Beginning balance	4,604	4,340
Remeasurement of new contracts	962	324
Cash outflow for leases	(784)	(753)
Interest expense on lease liabilities	162	108
Foreign exchange gains and losses	(152)	(98)
Cumulative translation adjustment	262	148
Transfers		3
Ending balance	5,054	4,072
Foreign countries [member]
DisclosureLeaseliabilitiesLineItems [Line Items]
Beginning balance	18,439	17,310
Remeasurement of new contracts	548	477
Cash outflow for leases	(1,897)	(2,146)
Interest expense on lease liabilities	481	492
Foreign exchange gains and losses	(1,177)	(584)
Cumulative translation adjustment	1,115	576
Transfers	(36)	(17)
Ending balance	$ 17,473	$ 16,108